Segments Reporting (Details 1)	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Customer A [Member]
Disclosure of operating segments [line items]
Percentage of total revenue for major customers	31.00%		13.00%	16.00%
Customer B [Member]
Disclosure of operating segments [line items]
Percentage of total revenue for major customers	25.00%		34.00%	43.00%
Customer C [Member]
Disclosure of operating segments [line items]
Percentage of total revenue for major customers	12.00%		15.00%	22.00%
Customer D [Member]
Disclosure of operating segments [line items]
Percentage of total revenue for major customers	10.00%		15.00%		[1]
Customer E [Member]
Disclosure of operating segments [line items]
Percentage of total revenue for major customers		[1]	10.00%		[1]

[1]	Less than 10% of revenue for the respective year.